Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 18,113	$ 17,478	$ 14,619	$ 17,826	$ 15,797	$ 14,320	$ 11,283	$ 12,852	$ 9,986	$ 9,851	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 17,654	17,091	14,332	17,520	15,563	14,139	11,169	12,754	9,935	9,829	10,000
MSCI ACWI ex USA Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI ACWI ex USA Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Putnam VT Focused International Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Focused International Equity Linked Benchmark
Account Value	$ 20,019	18,969	16,407	19,533	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Putnam VT Focused International Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Focused International Equity Linked Benchmark
Account Value	$ 20,019	$ 18,969	$ 16,407	$ 19,533	$ 17,621	$ 15,203	$ 11,908	$ 13,045	$ 10,657	$ 9,913	$ 10,000